Business Combination	12 Months Ended
Mar. 31, 2026
Business Combination
Business Combination

44. Business Combination

Globe All India Services Limited (“Globe”)

On September 11, 2024, the Yatra India (the “Subsidiary company”) acquired all of the outstanding shares of Globe pursuant to a Share Purchase Agreement dated September 02, 2024 by and among the Subsidiary company, Globe and the sellers party thereto (the “Share Purchase Agreement”). Pursuant to the terms of the Share Purchase Agreement, the Subsidiary company has acquired all the outstanding shares of Globe in exchange for consideration of INR 1,280,000.

This acquisition has further strengthened the Group’s position in the large and growing corporate travel market in India region along with adding various corporate clients to its existing client base. This acquisition allowed in delivering best-in-class experiences to an even wider set of corporate clients, through the Company’s web and mobile app platforms and enhancing its reach to cross-sell its entire product suite, including hotels, to this customer base.

The operations of Globe have been consolidated in the financial statements of the Group from September 11, 2024. Globe has contributed net revenue of INR 1,560,141 and profit of INR 97,334 to the Group’s result. Hence, consolidated income and expenditures of the Group reported for the current year are not comparable with those of the previous year.

The following table represents the unaudited pro forma revenues and net income/ (loss) assuming the acquisition of Globe occurred on April 1, 2023.

	March 31,
	2024	2025
	(unaudited)	(unaudited)
Revenue	2,522,464	2,504,931
Net Income/ (loss)	83,321	(25,305)

Acquisition-related costs

The Group incurred acquisition related costs of INR 8 relating to stamp duty. These amounts have been charged off to consolidated statement of Profit & Loss during the current year.

Purchase consideration

Purchase consideration for the above acquisition has been fair valued at INR 1,280,000 as at September 10, 2024 which has been duly paid to the sellers.

The fair values of the identifiable assets and liabilities of Globe as at the date of acquisition were:

Net working capital (including cash)*	559,000
Property, plant and equipment	46,000
Trademarks	315,870
Customer base and relationships	189,780
Vendor base and relationships	138,030
Borrowings	(523,990)
Deferred tax asset	4,570
Deferred tax liability	(172,789)
Total identifiable net assets at fair value	556,471
Goodwill	723,529
Total purchase consideration	1,280,000

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	3,000
Cash paid	(1,280,000)
Net cash flow on acquisition	(1,277,000)

The table below shows the values and lives of intangibles recognized on acquisition:-

	Life (years)
Supplier relationship	15	138,030
Trademarks	15	315,870
Customer relationship	15	189,780
Total Intangibles		643,680

The goodwill recognized is primarily attributed to the expected synergies and other benefits from combining the assets and activities of Globe with those of the Group. The goodwill is not deductible for income tax purposes.

*The fair value of the net working capital includes trade receivables with a fair value of INR 522,550 equivalent to gross contractual amount receivable.

Yatra Mice and Holidays Limited (formerly known as Adventure and Nature Network Private Limited) (“ANN”)

Refer note 14, till June 18, 2024, the Yatra India (the “Subsidiary company”) had invested in 50% stake in ANN, which was regarded as a jointly controlled entity and hence, accounted for using equity method in accordance with the provisions of IAS 28 “Investments in Associates and Joint Ventures”.

On June 19, 2024, the Subsidiary Company acquired additional 49% stake in outstanding shares of ANN pursuant to a Share Purchase Agreement entered on the said date by and among the Subsidiary Company, ANN and the sellers party thereto (the “Share Purchase Agreement”). Pursuant to the terms of the Share Purchase Agreement, the Subsidiary company has acquired the above additional stake in exchange for consideration of INR 9,800 and is now regarded as subsidiary in accordance with the provisions of IFRS-10 “Consolidated financial statements”.

Thus, the acquisition of additional 49% stake is regarded as business combination achieved in stages, wherein the Group has remeasured its previously held equity interest in ANN at its acquisition-date fair value and recognize the resulting gain/ loss amounting to INR Nil in the statement of profit/(loss).

This acquisition has further strengthened the Group’s position in the large and growing tour and package business in India region along with adding various corporate clients to its existing client base.

The operations of ANN have been consolidated in the financial statements of the Group from June 19, 2024. ANN has contributed net revenue of INR 38,586 and profit of INR 1,871 to the Group’s consolidated financial statements in the current year.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)

Acquisition-related costs

The Group incurred acquisition related costs of INR 3 relating to stamp duty. These amounts have been charged off to consolidated statement of profit & loss during the current year.

Purchase consideration

Purchase consideration for the above acquisition has been fair valued at INR 9,800 as at June 19, 2024 which has been duly paid to the sellers.

The fair values of the identifiable assets and liabilities of ANN as at the date of acquisition were:

Net working capital (including cash)	(6,400)
Total identifiable net assets at fair value	(6,400)
Non-controlling interests measured at fair value	(200)
Deferred tax assets	26,410
Total enterprise value (including fair value of existing 50% stake)	19,810

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	2,870
Cash paid	(9,800)
Net cash flow on acquisition	(6,930)

45. On August 12, 2024, the Board of Directors of Yatra India (“Subsidiary company”), approved a Composite Scheme of Amalgamation (“Scheme”) involving the Subsidiary company (the “Amalgamated Company”) and its five wholly-owned subsidiaries i.e. Travel.Co.In Private Limited, Yatra For Business Private Limited, Yatra TG Stays Private Limited, Yatra Corporate Hotel Solutions Private Limited and Yatra Hotel Solutions Private Limited and one stepdown subsidiary i.e. Yatra Online Freight Services Private Limited (Subsidiary of Yatra For Business Private Limited), (collectively referred to as the “Amalgamating Companies”). The primary objective of this amalgamation is to simplify management, operational, and corporate structures, as group involved in same line of business i.e., tour and travel, thereby enhancing efficiencies and generating synergies.

Pursuant to the application filed before the Hon’ble National Company Law Tribunal, Mumbai Bench (“NCLT”), the Scheme was sanctioned by the NCLT vide its order dated October 14, 2025 and became effective on December 1, 2025 upon filing of the certified copy of the order with the Registrar of Companies. As provided in the Scheme, the Appointed Date is the opening business hours of April 1, 2024. Accordingly, with effect from the Appointed Date and upon the Scheme becoming effective, the entire business, undertakings, assets, properties, rights, benefits, interests, licenses, contracts, employees, obligations and liabilities of the amalgamating companies stand transferred to and vested in Yatra India as a going concern.